CORPORATE INFORMATION	12 Months Ended
Dec. 31, 2024
Corporate Information
CORPORATE INFORMATION

1.	CORPORATE INFORMATION

1.1 Description of business

Ambev S.A. (referred to as the “Company” or “Ambev”) together with its subsidiaries (the “Group” or “Consolidated”), headquartered in São Paulo, São Paulo State, Brazil, has as its corporate purpose the production and sale of beer, draft beer, soft drinks, other non-alcoholic beverages, malt and food in general, either directly or through participation in other companies, as well as the advertising of both its own and of third party products, the sale of promotional and advertising materials, and the direct or indirect exploitation of bars, restaurants, snack bars and similar establishments, among others.

The Group’s main own brands are Brahma®, Skol®, Antarctica®, Original®, Quilmes®, Andes Origen®, Patricia®, Paceña®, Huari®, Pilsen®, Presidente®, Balboa®, Guaraná Antarctica® e Beats® among others. The main licensed brands by Anheuser-Busch InBev N.V. (“AB InBev”) to the Group are Budweiser®, Corona®, Spaten®, Stella Artois®, Beck’s®, Modelo®, Bud Light®, Busch® e Michelob Ultra® among others. In addition, the Company is one of the largest independent bottlers of PepsiCo in the world. The Group to produce, sell and distribute in Brazil and in other countries in Latin America, products such as Pepsi®, H2OH! ®, Lipton IceTea® and the sports drink Gatorade® under a license to PepsiCo. The Group also has a licensing agreement with Red Bull® and other companies to distibute of its portifolio some sales channels and specific regions in Brazil and other markets.

The Company’s shares and American Depositary Receipts (“ADRs”) are listed on the Brasil, Bolsa, Balcão S.A. (“B3”) exchange under the ticker “ABEV3” as well as on the New York Stock Exchange (“NYSE”) under the ticker “ABEV”, respectively. The Company’s direct controlling shareholders are Interbrew International B.V. (“ITW International”), and AmBrew S.à.r.l (“Ambrew”), both of which are subsidiaries of AB InBev.

1.2 Key operating countries

The Company operates its business across four reportable segments based on the geographical zones shown below:

1.3 Major corporate events in 2024

1.3.1 Exercise of Put Option under the Tenedora CND Shareholders' Agreement (Put CND exercise).

The Company and E. León Jimenes, S.A. (“ELJ”), as the shareholders of Tenedora CND, S.A. (“Tenedora”), a holding company headquartered in the Dominican Republic which owns almost the entire share capital of Cervecería Nacional Dominicana, S.A., on July 2, 2020, signed the second amendment to Tenedora’s Shareholders Agreement (the “Shareholders Agreement”), extending their partnership in the country, including extending the Put and Call Options defined in the original Agreement. On December 31, 2023 ELJ was the owner of 15% of Tenedora’s shares, and its Put Option was divided into two tranches: (i) Tranche A, corresponding to 12.11% of ELJ’s shares in Tenedora; and (ii) Tranche B, corresponding to the remaining 2.89%.

On January 31, 2024, ELJ exercised its Put Option on the entirety of Tranche A, in accordance with the provisions of the Shareholders' Agreement. The Put Option was exercised through: (i) a cash disbursement by the Company of approximately R$1,704.4 and (ii) the offsetting of a debt of R$335.7, owed by ELJ to the Group. Upon the completion of the transaction, the Group’s ownership in Tenedora increased to approximately 97.11%, with the remaining interest of approximately 2.89% held by ELJ, which is subject to the Tranche B Put Option exercisable from 2026 (or before that date in the event of a change in the control in Tenedora or the sale of all or substantially all of its assets). The Company, on the other hand, has a call option over the Tranche B shares which can be exercised from 2029. The assumptions used to value these options are described in note 28 - Financial instruments (Item 28.3.1).

1.3.2 Share buybacks program

1.3.2.1 May 2024

In a meeting held on May 15 and 16, 2024, the Board of Directors approved a share buybacks program for the Company's own shares up to a limit of 24,000,000 common shares, with the primary objective of covering any share delivery under the Company's stock-based payment plans, and may also be held in treasury, canceled, and/or sold later. As of the date of approval, the Company had 4,410,858,485 shares outstanding. Between May 21 and 24, 2024, the Company completed the buyback of all of the shares covered by the program, prior to the scheduled completion date of November 16, 2025. The acquisition was booked on the capital reserve account recorded in the balance sheet as at March 31, 2024. The transaction was executed through the brokerage firm UBS Brasil Corretora de Câmbio, Títulos e Valores Mobiliários S.A.

1.3.2.2 October 2024

In a meeting held on October 30, 2024, the Board of Directors approved a new share buybacks program for the Company's own shares, up to a limit of 155,159,038 common shares. The main objective of this program is the cancellation of shares, with a certain number potentially being held in treasury, sold, and/or awarded under the Company's stock-based compensation plans. It is intended for the program to be completed by April 30, 2026.

At the beginning of this program, the Company had 4,388,851,573 shares outstanding. By December 31, 2024, the Company had already acquired 8,240,400 common shares. These acquisitions were booked on the capital reserve account recorded in the balance sheet as at September 30, 2024. The transactions are ongoing through the brokerage firm Santander Corretora de Câmbio e Valores Mobiliários S.A.